Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.13%
Advertising–0.62%
Omnicom Group, Inc.	4,450	$356,979
Apparel, Accessories & Luxury Goods–1.94%
Kontoor Brands, Inc.(b)	3,500	102,655
Ralph Lauren Corp.	9,650	1,005,820
		1,108,475
Application Software–2.79%
Cadence Design Systems, Inc.(b)	8,050	594,975
Synopsys, Inc.(b)	7,550	1,002,338
		1,597,313
Biotechnology–5.48%
Incyte Corp.(b)	12,700	1,078,484
Ionis Pharmaceuticals, Inc.(b)	14,250	938,505
Vertex Pharmaceuticals, Inc.(b)	6,700	1,116,354
		3,133,343
Broadcasting–1.70%
Discovery, Inc., Class C(b)	34,400	971,456
Cable & Satellite–2.20%
Altice USA, Inc., Class A	39,100	1,009,171
Liberty Global PLC, Class C (United Kingdom)(b)	9,650	251,286
		1,260,457
Construction Machinery & Heavy Trucks–2.09%
Allison Transmission Holdings, Inc.	25,100	1,153,345
Cummins, Inc.	250	41,000
		1,194,345
Consumer Finance–5.50%
Ally Financial, Inc.	34,850	1,146,913
Santander Consumer USA Holdings, Inc.	39,850	1,072,364
Synchrony Financial	25,750	923,910
		3,143,187
Diversified Metals & Mining–1.92%
Teck Resources Ltd., Class B (Canada)	53,500	1,096,215
Fertilizers & Agricultural Chemicals–2.12%
CF Industries Holdings, Inc.	24,500	1,214,220
Health Care Distributors–5.12%
AmerisourceBergen Corp.	11,050	963,007
Cardinal Health, Inc.	20,150	921,459
Henry Schein, Inc.(b)	13,500	898,290
McKesson Corp.	1,050	145,898
		2,928,654
Shares		Value
Health Care Equipment–3.07%
Hologic, Inc.(b)	16,100	$825,125
STERIS PLC	6,250	930,375
		1,755,500
Health Care Facilities–1.91%
Universal Health Services, Inc., Class B	7,250	1,093,735
Health Care Supplies–3.12%
Cooper Cos., Inc. (The)	2,600	877,240
DENTSPLY SIRONA, Inc.	16,600	903,870
		1,781,110
Homebuilding–3.56%
NVR, Inc.(b)	265	886,197
PulteGroup, Inc.	36,500	1,150,115
		2,036,312
Hotel & Resort REITs–0.14%
Host Hotels & Resorts, Inc.	4,700	81,733
Hotels, Resorts & Cruise Lines–3.25%
Hilton Worldwide Holdings, Inc.	10,800	1,042,740
Norwegian Cruise Line Holdings Ltd.(b)	16,450	813,288
		1,856,028
Household Products–0.54%
Church & Dwight Co., Inc.	4,100	309,304
Human Resource & Employment Services–1.56%
ManpowerGroup, Inc.	9,750	890,663
Industrial Conglomerates–1.67%
Carlisle Cos., Inc.	6,600	951,786
Industrial Machinery–1.91%
Dover Corp.	11,250	1,089,563
IT Consulting & Other Services–3.13%
Booz Allen Hamilton Holding Corp.	12,150	835,312
Leidos Holdings, Inc.	11,650	956,465
		1,791,777
Life & Health Insurance–3.85%
Athene Holding Ltd., Class A(b)	26,150	1,068,489
MetLife, Inc.	22,900	1,131,718
		2,200,207
Office REITs–1.70%
Boston Properties, Inc.	7,300	970,535
Oil & Gas Drilling–1.59%
Helmerich & Payne, Inc.	18,350	911,628

See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Shares		Value
Oil & Gas Exploration & Production–5.69%
Cabot Oil & Gas Corp.	45,850	$878,486
ConocoPhillips	7,100	419,468
Devon Energy Corp.	34,550	932,850
Marathon Oil Corp.	72,850	1,024,999
		3,255,803
Packaged Foods & Meats–2.58%
Hershey Co. (The)	4,150	629,721
JM Smucker Co. (The)	7,600	845,044
		1,474,765
Regional Banks–3.57%
CIT Group, Inc.	18,000	909,900
Citizens Financial Group, Inc.	30,400	1,132,704
		2,042,604
Research & Consulting Services–2.14%
Nielsen Holdings PLC	26,050	603,318
Thomson Reuters Corp. (Canada)	9,250	621,323
		1,224,641
Residential REITs–2.03%
Equity LifeStyle Properties, Inc.	9,350	1,161,738
Restaurants–3.13%
Darden Restaurants, Inc.	8,850	1,075,806
Yum! Brands, Inc.	6,350	714,502
		1,790,308
Retail REITs–1.25%
Kimco Realty Corp.	37,300	716,533
Shares		Value
Semiconductor Equipment–1.97%
Teradyne, Inc.	20,250	$1,128,533
Semiconductors–0.10%
Xilinx, Inc.	500	57,105
Specialized Consumer Services–3.11%
H&R Block, Inc.	41,950	1,161,595
ServiceMaster Global Holdings, Inc.(b)	11,600	617,468
		1,779,063
Systems Software–1.73%
Symantec Corp.	45,800	987,448
Technology Distributors–2.02%
Avnet, Inc.	25,450	1,155,939
Technology Hardware, Storage & Peripherals–3.87%
HP, Inc.	52,750	1,109,860
Xerox Corp.	34,350	1,102,635
		2,212,495
Trading Companies & Distributors–0.46%
HD Supply Holdings, Inc.(b)	6,500	263,315
TOTAL INVESTMENTS IN SECURITIES–96.13% (Cost $49,332,722)		54,974,815
OTHER ASSETS LESS LIABILITIES–3.87%		2,214,181
NET ASSETS–100.00%		$57,188,996
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Risk
Equity Securities — Long	Morgan Stanley & Co. LLC	12/23/2019	Federal Funds floating rate	Monthly	$57,850,557	$—	$(116,191)(2)	$(116,191)(2)	$57,683,232
Equity Securities — Short	Morgan Stanley & Co. LLC	12/23/2019	Federal Funds floating rate	Monthly	(58,159,984)	—	(56,969)(3)	(56,969)(3)	(58,196,048)
Total — Total Return Swap Agreements						$—	$(173,160)(4)	$(173,160)(4)	$(512,816)

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $51,134 of dividends receivable and financing fees related to the reference entities.
(3)	Amount includes $(20,905) of dividends payable and financing fees related to the reference entities.
(4)	Swaps agreements collateralized by $50,000 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of July 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Equity Securities - Long
Advertising
Omnicom Group, Inc.	9,700	$ 778,134	1.35
Application Software
Cadence Design Systems, Inc.	7,050	521,066	0.89
Asset Management & Custody Banks
Ameriprise Financial, Inc.	6,400	931,264	1.64
Auto Parts & Equipment
Magna International, Inc.	22,650	1,142,013	1.88
Automobile Manufacturers
Ford Motor Co.	91,450	871,518	1.58
General Motors Co.	28,050	1,131,537	1.93
		2,003,055
Automotive Retail
AutoZone, Inc.	1,015	1,139,886	2.06
Biotechnology
Alexion Pharmaceuticals, Inc.	9,300	1,053,597	1.96
Amgen, Inc.	6,600	1,231,428	2.01
Biogen, Inc.	4,140	984,575	1.66
Gilead Sciences, Inc.	17,150	1,123,668	1.92
Regeneron Pharmaceuticals, Inc.	3,120	950,851	1.60
		5,344,119
Building Products
Johnson Controls International PLC	21,450	910,338	1.53
Cable & Satellite
Comcast Corp., Class A	22,100	954,057	1.68
Liberty Global PLC, Class C	34,200	890,568	1.59
		1,844,625
Communications Equipment
Cisco Systems, Inc.	20,450	1,132,930	2.04
Construction Machinery & Heavy Trucks
Cummins, Inc.	5,350	877,400	1.58
Consumer Electronics
Garmin Ltd.	14,650	1,151,343	2.05
Consumer Finance
Discover Financial Services	12,700	1,139,698	1.81
Synchrony Financial	1,300	46,644	0.08
		1,186,342
Data Processing & Outsourced Services
PayPal Holdings, Inc.	7,650	866,640	1.55
	Shares	Value	Percentage of Reference Entities
Diversified Banks
Bank of Montreal	14,050	$ 1,051,080	1.83
Canadian Imperial Bank of Commerce	13,350	1,050,245	1.81
Citigroup, Inc.	13,700	974,892	1.68
		3,076,217
Electrical Components & Equipment
Eaton Corp. PLC	11,700	961,623	1.61
General Merchandise Stores
Target Corp.	10,700	924,480	1.61
Health Care Distributors
McKesson Corp.	5,800	805,910	1.39
Health Care Equipment
Danaher Corp.	6,150	864,075	1.52
Medtronic PLC	11,250	1,146,825	1.97
		2,010,900
Health Care Facilities
HCA Healthcare, Inc.	7,950	1,061,405	1.93
Health Care Supplies
Cooper Cos., Inc. (The)	180	60,732	0.10
Health Care Technology
Veeva Systems, Inc., Class A	5,850	970,515	1.71
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	4,550	79,125	0.14
Household Products
Procter & Gamble Co. (The)	10,050	1,186,302	2.00
Integrated Oil & Gas
Imperial Oil Ltd.	6,200	169,818	0.30
Suncor Energy, Inc.	29,718	863,870	1.51
		1,033,688
Internet & Direct Marketing Retail
eBay, Inc.	24,800	1,021,512	1.74
Expedia Group, Inc.	8,400	1,115,016	1.98
		2,136,528
IT Consulting & Other Services
Booz Allen Hamilton Holding Corp.	150	10,313	0.02
Life & Health Insurance
Aflac, Inc.	21,945	1,142,288	2.06
Managed Health Care
Anthem, Inc.	2,480	730,633	1.29
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Oil & Gas Exploration & Production
ConocoPhillips	11,500	$ 679,420	1.20
Packaged Foods & Meats
General Mills, Inc.	16,350	868,349	1.49
Hershey Co. (The)	3,500	531,090	0.89
Mondelez International, Inc., Class A	19,350	1,035,031	1.83
		2,434,470
Pharmaceuticals
Eli Lilly and Co.	9,750	1,062,262	1.81
Merck & Co., Inc.	14,000	1,161,860	1.97
		2,224,122
Railroads
Norfolk Southern Corp.	5,950	1,137,164	2.02
Regional Banks
Citizens Financial Group, Inc.	650	24,219	0.04
Fifth Third Bancorp	38,500	1,143,065	1.85
		1,167,284
Research & Consulting Services
Thomson Reuters Corp.	7,800	523,926	0.92
Residential REITs
Camden Property Trust	6,200	643,002	1.13
Essex Property Trust, Inc.	3,780	1,142,392	1.91
		1,785,394
Restaurants
Starbucks Corp.	11,850	1,122,076	1.86
Yum! Brands, Inc.	2,800	315,056	0.55
		1,437,132
Semiconductor Equipment
Lam Research Corp.	5,200	1,084,772	1.86
Semiconductors
QUALCOMM, Inc.	14,600	1,068,136	1.92
Xilinx, Inc.	8,300	947,943	1.78
		2,016,079
Specialty Chemicals
PPG Industries, Inc.	8,250	968,467	1.67
Specialty Stores
Ulta Beauty, Inc.	2,620	915,035	1.60
Systems Software
Oracle Corp.	20,050	1,128,815	2.00
VMware, Inc., Class A	5,350	933,521	1.68
		2,062,336
	Shares	Value	Percentage of Reference Entities
Technology Distributors
CDW Corp.	10,300	$ 1,217,048	2.00
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	77,900	1,119,423	1.93
HP, Inc.	1,450	30,508	0.05
		1,149,931
Trading Companies & Distributors
HD Supply Holdings, Inc.	21,250	860,838	1.45
Total Equity Securities - Long		$ 57,683,232
Equity Securities - Short
Aerospace & Defense
Boeing Co. (The)	(2,560)	(873,421)	1.52
BWX Technologies, Inc.	(16,300)	(878,733)	1.46
General Dynamics Corp.	(4,600)	(855,324)	1.46
		(2,607,478)
Agricultural Products
Archer-Daniels-Midland Co.	(21,350)	(877,058)	1.48
Air Freight & Logistics
FedEx Corp.	(5,050)	(861,176)	1.50
XPO Logistics, Inc.	(13,100)	(883,988)	1.41
		(1,745,164)
Airlines
American Airlines Group, Inc.	(28,450)	(868,010)	1.61
Apparel Retail
Burlington Stores, Inc.	(4,750)	(858,563)	1.48
Apparel, Accessories & Luxury Goods
Capri Holdings Ltd.	(23,000)	(818,570)	1.42
Application Software
Nutanix, Inc., Class A	(36,300)	(824,010)	1.56
Asset Management & Custody Banks
Affiliated Managers Group, Inc.	(6,250)	(536,188)	0.95
State Street Corp.	(14,750)	(856,827)	1.50
		(1,393,015)
Auto Parts & Equipment
Aptiv PLC	(8,550)	(749,408)	1.18
Autoliv, Inc.	(11,750)	(847,762)	1.46
		(1,597,170)
Automobile Manufacturers
Tesla, Inc.	(3,700)	(893,957)	1.63
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Biotechnology
Alnylam Pharmaceuticals, Inc.	(11,550)	$ (896,164)	1.52
Bluebird Bio, Inc.	(6,350)	(833,311)	1.53
Exact Sciences Corp.	(7,400)	(851,814)	1.48
Sarepta Therapeutics, Inc.	(5,900)	(878,215)	1.47
		(3,459,504)
Building Products
A.O. Smith Corp.	(9,050)	(411,323)	0.68
Cable & Satellite
Liberty Broadband Corp., Class C	(4,550)	(452,770)	0.82
Sirius XM Holdings, Inc.	(142,000)	(888,920)	1.48
		(1,341,690)
Communications Equipment
Arista Networks, Inc.	(3,200)	(875,040)	1.58
Data Processing & Outsourced Services
Jack Henry & Associates, Inc.	(6,200)	(866,140)	1.48
Square, Inc., Class A	(10,900)	(876,469)	1.47
		(1,742,609)
Distillers & Vintners
Constellation Brands, Inc., Class A	(4,350)	(856,167)	1.50
Diversified Banks
Cullen/Frost Bankers, Inc.	(6,600)	(626,604)	1.04
First Republic Bank	(8,750)	(869,400)	1.50
		(1,496,004)
Electronic Equipment & Instruments
Cognex Corp.	(17,250)	(759,173)	1.27
Electronic Manufacturing Services
Flex Ltd.	(77,450)	(863,567)	1.33
IPG Photonics Corp.	(6,250)	(818,813)	1.45
		(1,682,380)
Environmental & Facilities Services
Rollins, Inc.	(25,350)	(849,986)	1.66
Fertilizers & Agricultural Chemicals
Nutrien Ltd.	(17,150)	(939,991)	1.52
Financial Exchanges & Data
Cboe Global Markets, Inc.	(7,900)	(863,549)	1.56
CME Group, Inc., Class A	(4,350)	(845,727)	1.54
		(1,709,276)
Health Care Equipment
ABIOMED, Inc.	(3,160)	(880,250)	1.43
	Shares	Value	Percentage of Reference Entities
Health Care Equipment—(continued)
Intuitive Surgical, Inc.	(1,640)	$ (851,996)	1.51
		(1,732,246)
Home Furnishings
Mohawk Industries, Inc.	(6,350)	(791,782)	1.65
Industrial Machinery
Xylem, Inc.	(10,800)	(867,132)	1.49
Interactive Home Entertainment
Activision Blizzard, Inc.	(18,050)	(879,757)	1.41
Interactive Media & Services
Zillow Group, Inc., Class c	(17,700)	(884,292)	1.44
Internet & Direct Marketing Retail
GrubHub, Inc.	(10,950)	(740,548)	1.39
Wayfair, Inc., Class A	(6,500)	(852,540)	1.62
		(1,593,088)
Internet Services & Infrastructure
Shopify, Inc., Class A	(2,720)	(864,634)	1.57
Investment Banking & Brokerage
Charles Schwab Corp. (The)	(20,000)	(864,400)	1.48
Leisure Products
Mattel, Inc.	(60,250)	(879,650)	1.21
Polaris Industries, Inc.	(6,950)	(657,956)	0.99
		(1,537,606)
Life Sciences Tools & Services
Illumina, Inc.	(2,860)	(856,227)	1.47
Managed Health Care
Humana, Inc.	(3,100)	(919,925)	1.51
Movies & Entertainment
Liberty Media Corp.-Liberty Formula One, Class C	(22,200)	(874,236)	1.48
Netflix, Inc.	(2,620)	(846,234)	1.40
		(1,720,470)
Oil & Gas Exploration & Production
Concho Resources, Inc.	(9,150)	(893,772)	1.58
Noble Energy, Inc.	(41,900)	(925,152)	1.50
		(1,818,924)
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(13,200)	(859,980)	1.53
ONEOK, Inc.	(13,050)	(914,544)	1.55
Targa Resources Corp.	(22,350)	(869,638)	1.54
		(2,644,162)
Packaged Foods & Meats
Kellogg Co.	(14,950)	(870,389)	1.45
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

	Shares	Value	Percentage of Reference Entities
Property & Casualty Insurance
Markel Corp.	(780)	$ (868,865)	1.45
Real Estate Development
Howard Hughes Corp. (The)	(6,650)	(897,750)	1.49
Research & Consulting Services
TransUnion	(3,750)	(310,463)	0.48
Retail REITs
Macerich Co. (The)	(26,450)	(874,172)	1.46
Semiconductors
NVIDIA Corp.	(5,000)	(843,600)	1.47
Specialized REITs
Equinix, Inc.	(1,760)	(883,696)	1.53
Iron Mountain, Inc.	(29,100)	(855,831)	1.50
Weyerhaeuser Co.	(33,850)	(860,128)	1.46
		(2,599,655)
	Shares	Value	Percentage of Reference Entities
Specialty Chemicals
Albemarle Corp.	(11,950)	$ (871,872)	1.50
Specialty Stores
Tiffany & Co.	(9,400)	(882,848)	1.48
Trading Companies & Distributors
Watsco, Inc.	(5,400)	(878,148)	1.46
Trucking
JB Hunt Transport Services, Inc.	(8,550)	(875,263)	1.52
Knight-Swift Transportation Holdings, Inc.	(23,500)	(842,240)	1.50
		(1,717,503)
Total Equity Securities - Short		$ (58,196,048)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$54,974,815	$—	$—	$54,974,815
Other Investments - Liabilities*
Swap Agreements	—	(173,160)	—	(173,160)
Total Investments	$54,974,815	$(173,160)	$—	$54,801,655

*	Unrealized appreciation (depreciation).
Invesco Long/Short Equity Fund